UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05133)

Exact name of registrant as specified in charter: Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam High Income Securities Fund
The fund's portfolio
5/31/07 (Unaudited)

CONVERTIBLE PREFERRED STOCKS (40.2%)(a)
	Shares	Value

Banking (2.6%)
Marshall & Ilsley Corp. $1.625 cv. pfd.	58,500	$1,553,175
Sovereign Capital Trust IV $2.188 cv. pfd.	46,000	2,208,000
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	29,200	1,631,696
		5,392,871

Basic Materials (3.3%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	25,787	3,165,354
Huntsman Corp. $2.50 cv. pfd.	25,500	1,109,250
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (S)	101,920	2,471,560
		6,746,164

Capital Goods (4.3%)
Allied Waste Industries Ser. D, 6.25% cv. pfd.	4,060	1,428,105
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	33,465	4,772,905
Owens-Illinois, Inc. $2.375 cv. pfd.	63,770	2,633,701
		8,834,711

Communication Services (2.1%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd. (S)	35,300	1,703,931
Crown Castle International Corp. $3.125 cum. cv. pfd.	46,095	2,661,986
		4,365,917

Consumer Cyclicals (5.4%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	33,200	1,518,900
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	80,000	2,950,000
Retail Ventures, Inc. $3.312 cv. pfd.	15,920	1,074,600
Six Flags, Inc. $1.813 cum. cv. pfd.	63,200	1,508,900
Stanley Works (The) FRN 6.975% units cv. pfd.	2,192,000	2,529,020
United Rentals Trust I $3.25 cv. pfd.	32,103	1,573,047
		11,154,467

Consumer Staples (2.7%)
Bunge, Ltd. 4.875% cv. pfd.	10,775	1,185,250
Newell Financial Trust I $2.625 cum. cv. pfd.	35,400	1,730,175
Rite Aid Corp. $1.375 cum. cv. pfd.	36,400	1,167,348
Universal Corp. 6.75% cv. pfd.	1,070	1,611,153
		5,693,926

Energy (2.0%)
Chesapeake Energy Corp. 6.25% cv. pfd.	8,620	2,462,088
Edge Petroleum Ser. A, $2.875 cum. cv. pfd	32,650	1,792,485
		4,254,573

Financial (1.8%)
E*Trade Financial Corp. $1.531 cum. cv. pfd.	55,500	1,658,063
Fannie Mae Ser. 04-1, 5.375% cv. pfd. (S)	20	2,033,690
		3,691,753

Health Care (2.0%)
Schering-Plough Corp. $3.00 cv. pfd.	55,300	4,092,200

Insurance (1.7%)
Alleghany Corp. 5.75% cv. pfd.	3,800	1,323,350
Aspen Insurance Holdings, Ltd. $2.813 cv. pfd.
(Bermuda)	20,000	1,127,500
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	34,500	1,108,313
		3,559,163

Investment Banking/Brokerage (2.4%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	21,500	1,268,500
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	80,190	2,305,463
Merrill Lynch & Co., Inc. Ser. JNC, 6.75% cv. pfd.	30,260	1,396,215
		4,970,178

Real Estate (3.2%)
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)	74,930	1,826,419
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	99,200	2,554,400
Nationwide Health Properties, Inc. $7.75 cv. pfd.	16,100	2,296,504
		6,677,323

Technology (1.0%)
Lucent Technologies Capital Trust I 7.75% cum. cv. pfd.	2,100	2,173,763

Utilities & Power (5.7%)
AES Trust III $3.375 cv. pfd.	33,400	1,670,000

El Paso Corp. 144A 4.99% cv. pfd.		1,300	1,877,850
El Paso Energy Capital Trust I $2.375 cv. pfd.		38,950	1,601,819
Entergy Corp. $3.813 cv. pfd.		40,900	2,806,763
NRG Energy, Inc. 5.75% cv. pfd.		5,200	1,991,600
Southern Union Co. $2.50 cv. pfd.		30,700	1,895,725
			11,843,757

Total convertible preferred stocks (cost $72,401,886)			$83,450,766

CORPORATE BONDS AND NOTES (37.6%)(a)

		Principal amount	Value

Basic Materials (4.0%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		$60,000	$50,925
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		90,000	82,575
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		122,000	101,260
AK Steel Corp. company guaranty 7 3/4s, 2012		345,000	354,919
Aleris International, Inc. 144A sr. notes 9s, 2014		160,000	171,200
Aleris International, Inc. 144A sr. sub. notes 10s,
2016		180,000	189,225
ARCO Chemical Co. debs. 10 1/4s, 2010		220,000	244,200
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012		75,000	76,219
Century Aluminum Co. company guaranty 7 1/2s, 2014		80,000	83,400
Chaparral Steel Co. company guaranty 10s, 2013		460,000	512,900
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	245,000	348,386
Cognis Holding GmbH & Co. 144A sr. notes 12.876s, 2015
(Germany) (PIK)	EUR	108,584	155,938
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		$255,000	261,375
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		450,000	491,063
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		225,000	243,000
Georgia-Pacific Corp. debs. 9 1/2s, 2011		370,000	403,763
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		210,000	222,075
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		120,000	124,950
Hercules, Inc. company guaranty 6 3/4s, 2029		205,000	205,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		60,000	64,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9 3/4s, 2014		135,000	145,463
Huntsman, LLC company guaranty 11 5/8s, 2010		2,000	2,150
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		119,000	121,678
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		95,000	102,838
Lyondell Chemical Co. company guaranty 8s, 2014		155,000	163,913
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		230,000	242,650
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		24,000	25,320
Metals USA, Inc. sec. notes 11 1/8s, 2015		340,000	381,650
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		395,000	412,775
Nalco Co. sr. sub. notes 8 7/8s, 2013		265,000	284,213
NewPage Corp. company guaranty 10s, 2012		220,000	242,825
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		31,294	31,333
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		110,000	110,275
Novelis, Inc. company guaranty 7 1/4s, 2015		305,000	321,775
PQ Corp. company guaranty 7 1/2s, 2013		345,000	358,800
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	245,000	346,573
Smurfit-Stone Container Enterprises, Inc. 144A sr.
notes 8s, 2017		$140,000	141,050
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		295,000	293,525
Tube City IMS Corp. 144A sr. sub. notes 9 3/4s, 2015		160,000	168,000
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		23,000	24,265
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sec.
sr. notes 9 1/8s, 2014		60,000	63,600
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		21,458	16,710
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		13,325	10,377
			8,398,781

Capital Goods (3.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		240,000	243,600
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		295,000	300,531
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		30,000	29,513
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014		40,000	41,300
Baldor Electric Co. company guaranty 8 5/8s, 2017		415,000	443,013
Belden CDT, Inc. 144A sr. sub. notes 7s, 2017		120,000	122,863
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		210,000	215,250
Blount, Inc. sr. sub. notes 8 7/8s, 2012		125,000	130,000
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		150,000	159,750
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		230,000	238,625

General Cable Corp. 144A sr. notes 7 1/8s, 2017		140,000	141,750
General Cable Corp. 144A sr. notes FRN 7.725s, 2015		30,000	30,075
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		325,000	328,250
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		60,000	63,300
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		170,000	179,350
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		170,000	181,900
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		165,000	165,825
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		335,000	356,775
L-3 Communications Corp. company guaranty 7 5/8s, 2012		100,000	103,500
L-3 Communications Corp. company guaranty 6 1/8s, 2013		120,000	118,800
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		215,000	214,463
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		75,000	73,125
Legrand SA debs. 8 1/2s, 2025 (France)		425,000	506,813
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		170,000	181,263
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		110,000	113,300
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		325,000	331,500
Mueller Water Products, Inc. 144A sr. sub. notes
7 3/8s, 2017		90,000	90,967
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	230,000	318,392
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$65,000	68,413
Owens-Illinois, Inc. debs. 7 1/2s, 2010		55,000	56,581
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		355,000	381,625
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		85,000	74,375
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		190,000	197,600
Tekni-Plex, Inc. secd. notes 10 7/8s, 2012		320,000	361,600
Titan International, Inc. company guaranty 8s, 2012		395,000	406,850
WCA Waste Corp. company guaranty 9 1/4s, 2014		90,000	95,963
			7,066,800

Communication Services (3.3%)
American Cellular Corp. company guaranty 9 1/2s, 2009		45,000	44,888
American Cellular Corp. sr. notes Ser. B, 10s, 2011		53,000	55,716
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		90,000	97,313
Centennial Communications Corp. sr. notes 10s, 2013		145,000	157,325
Centennial Communications Corp. sr. notes FRN 11.099s,
2013		40,000	42,050
Citizens Communications Co. notes 9 1/4s, 2011		240,000	265,200
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		335,000	355,100
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		160,000	158,600
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		165,000	175,106
Dobson Cellular Systems sec. notes 9 7/8s, 2012		160,000	174,800
Dobson Communications Corp. sr. notes FRN 9.606s, 2012		75,000	77,250
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		100,000	104,500
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		280,000	268,800
Intelsat Bermuda, Ltd. company guaranty FRN 8.872s,
2015 (Bermuda)		70,000	71,575
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		430,000	491,275
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		70,000	58,800
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		70,000	72,713
iPCS, Inc. 144A sec. FRN 7.48s, 2013		75,000	75,188
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		100,000	117,000
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014		200,000	208,750
Level 3 Financing, Inc. 144A sr. notes 8 3/4s, 2017		115,000	118,019
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		305,000	323,300
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014
(FWC)		50,000	52,938
PanAmSat Corp. company guaranty 9s, 2014		335,000	361,800
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		450,000	464,625
Qwest Corp. debs. 7 1/4s, 2025		65,000	66,463
Qwest Corp. notes 8 7/8s, 2012		430,000	471,925
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		90,000	94,725
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		330,000	338,538
Rural Cellular Corp. sr. notes 9 7/8s, 2010		150,000	157,688
Rural Cellular Corp. sr. sub. debs. Ser. B, 11 3/8s,
2010		43,000	43,000
Rural Cellular Corp. sr. sub. FRN 11.106s, 2012		50,000	51,813
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		70,000	72,275
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013		105,000	105,263
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		345,000	334,650
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		325,000	348,969
Windstream Corp. company guaranty 8 5/8s, 2016		295,000	322,288
Windstream Corp. company guaranty 8 1/8s, 2013		155,000	166,625

		6,966,853

Consumer Cyclicals (6.7%)
American Axle & Manufacturing, Inc. company guaranty
7 7/8s, 2017	160,000	160,800
American Media, Inc. company guaranty 8 7/8s, 2011	75,000	74,063
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	260,000	255,125
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	105,000	107,363
Associated Materials, Inc. company guaranty 9 3/4s,
2012	230,000	240,925
Autonation, Inc. company guaranty 7s, 2014	40,000	40,400
Autonation, Inc. company guaranty FRN 7.356s, 2013	60,000	60,600
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	25,000	26,031
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	210,000	210,000
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	290,000	292,538
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	100,000	94,000
Dex Media, Inc. notes 8s, 2013	55,000	57,475
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	100,000	106,750
Ford Motor Co. notes 7.45s, 2031	350,000	287,875
Ford Motor Credit Corp. bonds 7 3/8s, 2011	90,000	89,666
Ford Motor Credit Corp. notes 7 7/8s, 2010	545,000	550,256
Ford Motor Credit Corp. notes 7 3/8s, 2009	105,000	105,365
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	550,000	589,927
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010	179,000	189,737
General Motors Corp. debs. 9.4s, 2021	45,000	44,775
General Motors Corp. notes 7.2s, 2011	770,000	739,200
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	340,000	352,750
Harry & David Holdings, Inc. company guaranty 9s, 2013	115,000	120,750
Harry & David Holdings, Inc. company guaranty FRN
10.36s, 2012	40,000	40,900
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	120,000	123,000
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	215,000	218,763
iPayment, Inc. company guaranty 9 3/4s, 2014	75,000	77,063
Jostens IH Corp. company guaranty 7 5/8s, 2012	500,000	511,250
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	50,000	49,688
KB Home sr. sub. notes 9 1/2s, 2011	2,000	2,060
Lamar Media Corp. company guaranty 7 1/4s, 2013	130,000	133,575
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015	80,000	79,600
Levi Strauss & Co. sr. notes 9 3/4s, 2015	253,000	274,821
Levi Strauss & Co. sr. notes 8 7/8s, 2016	145,000	153,881
Meritage Homes Corp. company guaranty 6 1/4s, 2015	175,000	165,813
Meritage Homes Corp. sr. notes 7s, 2014	35,000	33,994
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	95,000	101,175
MGM Mirage, Inc. company guaranty 6s, 2009	280,000	278,600
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,980
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	315,000	348,075
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	70,000	60,200
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	450,000	493,875
NTK Holdings, Inc. sr. disc. notes zero %, 2014	225,000	168,750
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	100,000	104,000
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	345,000	359,231
PRIMEDIA, Inc. sr. notes 8s, 2013	260,000	274,950
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	20,000	19,700
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	145,000	142,825
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	85,000	83,725
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	160,000	172,400
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	355,000	350,119
Scientific Games Corp. company guaranty 6 1/4s, 2012	175,000	171,938
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	260,000	271,700
Standard Pacific Corp. sr. notes 6 1/2s, 2008	55,000	55,000
Station Casinos, Inc. sr. notes 6s, 2012	259,000	251,230
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	150,000	159,000
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	180,000	196,875
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	310,000	320,850
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	300,000	297,750
TOUSA, Inc. company guaranty 9s, 2010	145,000	138,838
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	430,000	440,213
UCI Holdco, Inc. 144A sr. notes FRN 12.355s, 2013 (PIK)	205,839	212,529
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	340,000	343,400
United Components, Inc. sr. sub. notes 9 3/8s, 2013	35,000	36,313
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	446,000	446,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	70,000	60,550
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	525,000	530,250
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	365,000	366,369
		13,919,189

Consumer Staples (6.4%)
Adelphia Communications Corp. escrow zero %, 2010	20,000	8,600
Adelphia Communications Corp. escrow zero %, 2008	235,000	101,050
Affinion Group, Inc. company guaranty 11 1/2s, 2015	135,000	150,863

Affinion Group, Inc. company guaranty 10 1/8s, 2013	335,000	366,825
Affinity Group, Inc. sr. sub. notes 9s, 2012	360,000	378,000
AMC Entertainment, Inc. company guaranty 11s, 2016	217,000	247,651
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	117,000	120,803
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	285,000	293,906
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	150,000	155,625
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	100,000	103,750
Buffets, Inc. company guaranty 12 1/2s, 2014	390,000	397,800
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	100,000	101,500
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	692,000	752,550
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	430,000	456,875
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	280,000	298,200
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	30,000	29,550
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	380,000	354,350
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	127,725
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	325,000	300,219
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	3,000	3,109
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	205,000	202,438
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	255,000	261,375
Dean Foods Co. company guaranty 7s, 2016	125,000	124,688
Del Monte Corp. company guaranty 6 3/4s, 2015	105,000	105,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	270,000	283,500
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	375,000	363,750
Echostar DBS Corp. company guaranty 7s, 2013	155,000	158,681
Echostar DBS Corp. company guaranty 6 5/8s, 2014	30,000	30,000
Echostar DBS Corp. sr. notes 6 3/8s, 2011	570,000	572,138
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	159,263
Hertz Corp. company guaranty 8 7/8s, 2014	185,000	199,106
Idearc Inc. 144A sr. notes 8s, 2016	535,000	554,394
Ion Media Networks, Inc. 144A sr. sec. notes FRN
11.606s, 2013	95,000	99,038
Ion Media Networks, Inc. 144A sr. sec. notes FRN
8.606s, 2012	120,000	122,550
Jarden Corp. company guaranty 7 1/2s, 2017	155,000	158,100
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	145,000	146,450
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)	185,000	163,725
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP)	75,000	54,563
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014	100,000	109,000
Nutro Products, Inc. 144A sr. notes FRN 9.37s, 2013	340,000	357,000
Pilgrim's Pride Corp. sr. unsec 7 5/8s, 2015	356,000	365,790
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	100,000	101,750
Playtex Products, Inc. company guaranty 8s, 2011	480,000	500,400
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	457,000	476,423
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	205,000	218,838
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014	75,000	84,188
Rental Services Corp. 144A bonds 9 1/2s, 2014	180,000	193,500
Rite Aid Corp. company guaranty 9 3/8s, 2015	180,000	180,900
Rite Aid Corp. company guaranty 7 1/2s, 2015	105,000	106,706
Rite Aid Corp. secd. notes 7 1/2s, 2017	65,000	65,000
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	180,000	180,450
Spectrum Brands, Inc. company guaranty 11 1/4s, 2013
(PIK)	150,000	147,000
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	270,000	228,825
Swift & Co. company guaranty 10 1/8s, 2009	245,000	254,188
Swift & Co. sr. sub. notes 12 1/2s, 2010	165,000	172,425
United Rentals NA, Inc. sr. sub. notes 7s, 2014	390,000	397,800
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	290,000	298,700
Universal City Florida Holding Co. sr. notes FRN
10.106s, 2010	107,000	110,478
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)	120,000	124,200
		13,181,271

Energy (3.9%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	445,000	443,331
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	76,000	79,420
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	345,000	350,175
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	240,000	235,800
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	60,000	62,550
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	190,000	198,075
Chesapeake Energy Corp. sr. notes 7s, 2014	250,000	257,500
Cimarex Energy Co. sr. notes 7 1/8s, 2017	75,000	75,938
Complete Production Services, Inc. 144A sr. notes 8s,
2016	335,000	348,400
Compton Petroleum Corp. company guaranty 7 5/8s, 2013

(Canada)	395,000	398,950
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	117,300
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	345,000	355,350
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	27,000	27,473
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	60,000	55,875
Encore Acquisition Co. sr. sub. notes 6s, 2015	213,000	193,830
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	235,000	237,350
Forest Oil Corp. sr. notes 8s, 2011	135,000	141,750
Hanover Compressor Co. sr. notes 9s, 2014	90,000	96,975
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	40,000	41,300
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	365,000	359,525
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	320,000	341,600
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	485,000	480,150
Massey Energy Co. sr. notes 6 5/8s, 2010	180,000	178,200
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	210,000	211,050
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	95,000	99,124
Peabody Energy Corp. company guaranty 7 3/8s, 2016	95,000	100,581
Peabody Energy Corp. sr. notes 5 7/8s, 2016	180,000	173,700
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	440,000	473,000
Plains Exploration & Production Co. company guaranty
7s, 2017	175,000	174,125
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	95,000	99,750
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	185,000	187,313
Pride International, Inc. sr. notes 7 3/8s, 2014	210,000	216,300
Sabine Pass LNG LP 144A sec. notes 7 1/2s, 2016	100,000	102,500
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	345,000	360,525
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	410,000	426,400
Whiting Petroleum Corp. company guaranty 7s, 2014	365,000	354,050
		8,055,235

Financial (1.6%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	60,000	60,525
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	230,000	241,213
Finova Group, Inc. notes 7 1/2s, 2009	210,000	47,250
General Motors Acceptance Corp. notes 7 3/4s, 2010	555,000	570,054
General Motors Acceptance Corp. notes 7s, 2012	75,000	75,758
General Motors Acceptance Corp. notes 6 7/8s, 2012	520,000	522,532
General Motors Acceptance Corp. notes 6 3/4s, 2014	570,000	568,173
General Motors Acceptance Corp. notes 5 1/8s, 2008	45,000	44,591
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	270,000	267,899
GMAC LLC unsub. notes 6 5/8s, 2012	140,000	139,149
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017	140,000	138,250
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	80,000	80,100
Realogy Corp. 144A sr. notes 10 1/2s, 2014 (R)	495,000	496,856
USI Holdings Corp. 144A sr. notes FRN 9.23s, 2014	35,000	35,088
		3,287,438

Health Care (2.9%)
Accellent, Inc. company guaranty 10 1/2s, 2013	320,000	330,000
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015	320,000	353,600
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	123,000	127,459
DaVita, Inc. company guaranty 6 5/8s, 2013	285,000	286,425
HCA, Inc. notes 6 3/8s, 2015	65,000	57,363
HCA, Inc. sr. notes 6.95s, 2012	70,000	69,300
HCA, Inc. 144A sec. notes 9 1/4s, 2016	600,000	657,750
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	285,000	314,213
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	365,000	348,951
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	355,000	372,750
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	224,000	180,880
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	40,000	38,500
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	375,000	385,781
Select Medical Corp. company guaranty 7 5/8s, 2015	395,000	365,375
Service Corporation International sr. notes 7s, 2017	65,000	64,594
Service Corporation International sr. notes 6 3/4s,
2016	180,000	177,075
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	340,000	333,200
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015	210,000	220,500
Tenet Healthcare Corp. notes 7 3/8s, 2013	265,000	249,763
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	130,000	133,250
Universal Hospital Services, Inc. 144A sec. FRN
8.759s, 2015	20,000	20,300
Universal Hospital Services, Inc. 144A sec. notes
8 1/2s, 2015 (PIK)	10,000	10,213
US Oncology, Inc. company guaranty 9s, 2012	250,000	261,250
US Oncology Holdings, Inc. 144A sr. unsec. notes FRN
7.797s, 2012 (PIK)	90,000	89,663
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	210,000	219,975
Ventas Realty LP/Capital Corp. company guaranty 9s,

2012 (R)	65,000	72,638
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	75,000	76,781
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	50,000	50,750
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	80,800
		5,949,099

Technology (3.1%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	345,000	345,000
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	73,000	71,723
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	289,000	283,581
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	120,000	130,800
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	85,000	84,150
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	280,000	268,100
CHR Intermediate Holding Corp. 144A sr. notes 12.61s,
2013 (PIK)	95,000	94,525
Compucom Systems, Inc. 144A sr. notes 12s, 2014	165,000	180,675
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	220,000	217,800
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	510,000	510,638
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)	335,000	335,419
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	70,000	75,775
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	355,000	362,988
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	45,000	43,425
Lucent Technologies, Inc. debs. 6.45s, 2029	355,000	328,819
Lucent Technologies, Inc. notes 5 1/2s, 2008	50,000	49,875
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	90,000	75,600
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	165,000	187,275
Nortel Networks, Ltd. 144A company guaranty FRN
9.606s, 2011 (Canada)	180,000	193,950
NXP BV/NXP Funding, LLC 144A sec. FRN 8.106s, 2013
(Netherlands)	170,000	175,100
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)	275,000	283,250
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	330,000	342,375
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	278,000	304,063
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	506,000	537,625
TDS Investor Corp. 144A sr. notes 9 7/8s, 2014	100,000	107,750
TDS Investor Corp. 144A sr. sub. notes 11 7/8s, 2016	65,000	73,288
UGS Capital Corp. II 144A sr. notes 10.348s, 2011 (PIK)	84,036	86,347
UGS Corp. company guaranty 10s, 2012	240,000	261,450
Xerox Capital Trust I company guaranty 8s, 2027 (S)	100,000	101,875
Xerox Corp. company guaranty 9 3/4s, 2009	3,000	3,184
Xerox Corp. sr. notes 7 5/8s, 2013	41,000	43,035
Xerox Corp. sr. notes 6 7/8s, 2011	120,000	124,891
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	55,000	56,917
		6,341,268

Utilities & Power (2.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011	22,000	23,788
AES Corp. (The) 144A sec. notes 9s, 2015	175,000	186,813
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	240,000	255,300
CMS Energy Corp. sr. notes 8.9s, 2008	60,000	62,129
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	76,064
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	42,087
Colorado Interstate Gas Co. debs. 6.85s, 2037	95,000	98,147
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	30,000	29,772
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	90,000	91,800
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	131,563
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	75,000	78,000
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	90,000	92,475
Edison Mission Energy 144A sr. notes 7.2s, 2019	155,000	154,419
Edison Mission Energy 144A sr. notes 7s, 2017	110,000	109,588
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	48,127
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	360,000	380,328
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	280,000	290,500
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	155,000	153,838
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	170,000	181,900
Mirant North America, LLC company guaranty 7 3/8s, 2013	235,000	248,513
Nevada Power Co. 2nd mtge. 9s, 2013	62,000	66,612
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	104,000
NRG Energy, Inc. sr. notes 7 3/8s, 2016	730,000	757,375
Orion Power Holdings, Inc. sr. notes 12s, 2010	125,000	143,906
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	110,000	113,133
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	145,000	149,350
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	35,480
Sierra Pacific Resources sr. notes 8 5/8s, 2014	165,000	177,270
Teco Energy, Inc. notes 7.2s, 2011	35,000	36,648
Teco Energy, Inc. notes 7s, 2012	60,000	62,878

Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,415
Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	15,778
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	40,000	43,802
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	150,000	162,188
Utilicorp United, Inc. sr. notes 9.95s, 2011	5,000	5,460
Williams Cos., Inc. (The) notes 8 3/4s, 2032	30,000	35,700
Williams Cos., Inc. (The) notes 8 1/8s, 2012	35,000	38,106
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	65,000	66,056
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	75,000	79,500
		4,838,808

Total corporate bonds and notes (cost $75,925,020)		$78,004,742

CONVERTIBLE BONDS AND NOTES (13.6%)(a)

	Principal amount	Value

Capital Goods (0.2%)
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	$115,000	$152,663
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	365,000	374,125
		526,788

Consumer Cyclicals (2.6%)
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	1,700,000	1,770,125
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)	1,541,000	1,485,139
Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023	1,300,000	1,186,250
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	900,000	883,125
		5,324,639

Consumer Staples (1.9%)
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	2,770,000	1,478,488
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	2,055,000	1,977,938
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	420,000	410,025
		3,866,451

Energy (0.4%)
McMoran Exploration Co. cv. sr. notes 6s, 2008	690,000	815,063

Health Care (2.3%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	1,950,000	1,596,563
EPIX Medical, Inc. cv. sr. notes 3s, 2024	1,470,000	1,249,500
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	2,263,000	1,926,379
		4,772,442

Technology (4.8%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	532,000	489,440
Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	980,000	999,600
Credence Systems Corp. cv. sub. notes 1 1/2s, 2008	1,500,000	1,400,625
Fairchild Semiconductor International, Inc. cv.
company guaranty 5s, 2008	980,000	966,525
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s,
2008	2,050,000	1,898,813
Mentor Graphics Corp. cv. sub. notes FRN 7.006s, 2023	1,700,000	1,704,760
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	200,000	167,000
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	2,800,000	2,338,000
		9,964,763

Transportation (1.4%)
ExpressJet Holdings, Inc. cv. company guaranty 4 1/4s,
2023	1,200,000	1,155,000
JetBlue Airways Corp. cv. sr. bonds 3 1/2s, 2033	1,750,000	1,686,563
		2,841,563

Total convertible bonds and notes (cost $26,816,784)		$28,111,709

UNITS (1.4%)(a)
	Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
5.705s, 2009 (Cayman Islands)	10	$1,180,936
Hercules, Inc. cv. units 6.50%, 2009	2,020	1,777,600

Total units (cost $2,615,587)		$2,958,536

COMMON STOCKS (1.2%)(a)
	Shares	Value

Adelphia Recovery Trust Ser. ACC-1 (Units) (NON)	248,982	$24,898
Bohai Bay Litigation, LLC (Units) (F)	406	5,747
Cinemark Holdings, Inc. (NON)	7,000	135,450
Complete Production Services, Inc. (NON)	5,300	142,305
Conseco, Inc. (NON)	79,865	1,574,139
Contifinancial Corp. Liquidating Trust Units (F)	585,159	59
Jarden Corp. (NON)	3,570	152,153
Samsonite Corp.	155,734	189,995
Williams Cos., Inc. (The)	6,420	203,899

XCL Warranty Escrow (F)			406	57,972

Total common stocks (cost $2,735,747)				$2,486,617

SENIOR LOANS (0.2%)(a)(c)

			Principal amount	Value

Sandridge Energy bank term loan FRN 8.985s, 2014			$75,000	$77,250
Sandridge Energy bank term loan FRN 8 5/8s, 2015			315,000	324,450

Total senior loans (cost $390,000)				$401,700

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost $157,029)

			Principal amount	Value

Argentina (Republic of) FRB 5.475s, 2012			$168,750	$161,887

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$0.01	270	$4,093
MDP Acquisitions PLC 144A (Ireland)	10/1/13	EUR 0.001	119	3,332
Ubiquitel, Inc. 144A	4/15/10	$22.74	420	4

Total warrants (cost $28,984)				$7,429

SHORT-TERM INVESTMENTS (5.5%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			9,102,164	$9,102,164
Short-term investments held as collateral for loaned
securities with yields ranging from 5.08% to 5.46% and
due dates ranging from June 1, 2007 to July 30, 2007
(d)			$2,263,915	2,259,750

Total short-term investments (cost $11,361,914)				$11,361,914

TOTAL INVESTMENTS

Total investments (cost $192,432,951) (b)				$206,945,300

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/07 (aggregate face value $1,592,420) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$1,629,852	$1,592,420	6/20/07	$(37,432)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	$--	$80,000	6/20/07	620 bp	$1,279

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	35,000	9/20/07	(485 bp)	(802)

Ford Motor Co., 7.45%,
7/16/31	--	210,000	9/20/08	725 bp	16,878

Ford Motor Co., 7.45%,
7/16/31	--	175,000	9/20/07	(487.5 bp)	(4,033)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	60,000	6/20/09	(165 bp)	(619)

DJ CDX NA HY Series 8
Index	(59,813)	2,175,000	6/20/10	275 bp	284

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/17	297 bp	169

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	--	112,000	6/20/07	595 bp	1,719

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	80,000	6/20/07	630 bp	1,300

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	108,000	(a)	2.461%	7,130

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	2,242

General Motors Corp.,
7 1/8%, 7/15/13	--	175,000	9/20/07	(427.5 bp)	(3,228)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/07	(425 bp)	(641)

General Motors Corp.,
7 1/8%, 7/15/13	--	175,000	9/20/08	620 bp	11,210

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	40,000	9/20/11	(108 bp)	(358)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	80,000	6/20/07	635 bp	1,311

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	550 bp	1,671

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(382)

Ford Motor Co., 7.45%,
7/16/31	--	100,000	6/20/07	665 bp	1,716

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(350 bp)	(479)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,432

Lehman Brothers Special Financing, Inc.
Solectron Global
Finance Ltd, 8%, 3/15/16	--	67,000	3/20/12	390 bp	2,010

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	85,000	9/20/08	570 bp	4,983

Ford Motor Co., 7.45%,
7/16/31	--	85,000	9/20/07	(345 bp)	(1,328)

General Motors Corp.,
7 1/8%, 7/15/13	--	120,000	9/20/08	500 bp	5,727

General Motors Corp.,
7 1/8%, 7/15/13	--	120,000	9/20/07	(335 bp)	(1,630)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/17	295 bp	54

Morgan Stanley Capital Services, Inc.
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	80,000	6/20/12	225 bp	409

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(420)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	560 bp	1,685

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,428

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(335 bp)	(419)

Total					$50,298

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $207,353,642.

(b) The aggregate identified cost on a tax basis is $192,303,872, resulting in gross unrealized appreciation and depreciation of $17,226,426 and $2,584,998, respectively, or net unrealized appreciation of $14,641,428.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at May 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2007, the value of securities loaned amounted to $2,134,849. The fund received cash collateral of $2,259,750 which is pooled with collateral of other Putnam funds into 47 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $229,825 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $59,688,628 and $52,887,093, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2007.

At May 31, 2007, liquid assets totaling $3,029,912 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007